FIXED ASSETS AND EQUIPMENT ON LEASE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense for fixed assets and leased equipment	$ 6,208	$ 339	$ 11,024	$ 688	$ 5,531	$ 2,990
Depreciation for right-of-use assets	$ 28,971	$ 6,024	$ 56,496	$ 23,345	$ 68,218	$ 39,671